Short-term Borrowing - Summary of Long-Term Borrowings (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Short-term Debt [Line Items]
Less: Current portion of long-term borrowings	¥ 0	¥ (20,000)
Long-term borrowings	¥ 0	0
Bank Loan Due May 19 2023 [Member]
Short-term Debt [Line Items]
Maturity Date	May 19, 2023
Principal Amount	¥ 20,000
Interest Rate Per Annum	4.75%
Bank loan	¥ 0	¥ 20,000